Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt outstanding	$ 136,500	$ 70,000
Less: current portion	(1,000)	(1,000)
Total long-term debt outstanding	135,500	69,000
Note payable
Debt Instrument [Line Items]
Total debt outstanding	1,000	2,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Total debt outstanding	$ 135,500	$ 68,000